Income Taxes - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Tax Credit Carryforward [Line Items]
Unrecognized tax positions that if recognized would impact the effective tax rate	$ 276	$ 294	$ 285
Accrued interest and penalties included in uncertain tax positions	40
Interest and penalties recorded on uncertain tax positions	(11)	$ 7	$ 5
Net operating loss carryforwards	2,700
Base year reserves included in retained earnings of acquired thrift institutions for which no deferred federal income tax liability has been recognized	102
Federal [Member]
Tax Credit Carryforward [Line Items]
Credit carryforwards	$ 1,300